Promissory Note	12 Months Ended
Dec. 31, 2010
Promissory Note [Abstract]
Promissory Note
15.	Promissory Note
In 2009, the Company reached a new settlement with TSMC as detailed in Note 27. Under this agreement, the remaining promissory note of $40,000,000 under the prior 2005 Settlement Agreement was cancelled. The Company issued twelve non-interest bearing promissory notes with an aggregate amount of $200,000,000 as the settlement consideration. The Company has recorded a discount of $8,067,071 for the imputed interest on the notes using an effective interest rate of 2.85% (which represents the Company’s average rate of borrowing for 2009) and was recorded as a reduction of the face amount of the promissory notes. In total, the Company paid TSMC $80,000,000 in 2010 and $45,000,000 in 2009, of which $15,000,000 was associated with the 2005 Settlement Agreement. The outstanding promissory notes are as follows:

	December 31, 2010
		Discounted
Maturity	Face Value	value

2011	$30,000,000	$29,374,461
2012	30,000,000	28,559,710
2013	30,000,000	27,767,558

Total	90,000,000	85,701,729

Less: Current portion of promissory notes	30,000,000	29,374,461

Non-current portion of promissory notes	$60,000,000	$56,327,268

In 2010, 2009 and 2008, the Company recorded interest expense of $3,768,799, $2,070,569 and $2,532,795, respectively, relating to the amortization of the discount.